Income Taxes - Summary of Temporary Differences of Unused Tax Losses and Unused Tax Credits of Unrecognized Deferred Tax Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deductible temporary difference	¥ 1,598,404	¥ 1,944,948
Carryforwards of tax losses	978,821	841,136
Carryforwards of tax credit	86,395	61,687
Total	¥ 2,663,620	¥ 2,847,770